EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are managed by Fidelity, the trustee as defined by the Plan. These transactions qualify as exempt party-in-interest transactions. Fees paid for investment management services were included as a reduction of the return earned on each fund. The Plan has a revenue-sharing agreement whereby participant revenue credits (“PRCs”) are generated from certain investment managers for services provided to the Plan. The PRCs are allocated to the participants who invest in certain funds which offsets the participants’ administrative fee.
At December 31, 2025 and 2024, the Plan held 484,506 and 537,704 shares, respectively, of common stock of Pentair, the parent of the Company, with a cost basis of $14,763,333 and $16,182,590, respectively. During the year ended December 31, 2025, the Plan recorded dividend income of $507,608 with respect to the common stock of Pentair.
Participant loans also qualify as party-in-interest transactions and amounted to $8,839,784 and $8,719,479 at December 31, 2025 and 2024, respectively.